Document And Entity Information	Apr. 29, 2026
Cover [Abstract]
Entity Registrant Name	HANOVER INSURANCE GROUP, INC.
Amendment Flag	false
Entity Central Index Key	0000944695
Document Type	8-K
Document Period End Date	Apr. 29, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-13754
Entity Tax Identification Number	04-3263626
Entity Address, Address Line One	440 Lincoln Street
Entity Address, City or Town	Worcester
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01653
City Area Code	(508)
Local Phone Number	855-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	THG
Security Exchange Name	NYSE